Stockholders' Equity (Details Narrative) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shareholders ownership, percentage	20.00%
Class A Common Stock [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	8,077,085	2,842,122
Common stock, shares outstanding	8,077,085	2,842,122
Class B Common Stock [Member]
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000